Curian Long Short Credit Fund
In the summary section for the Curian Long Short Credit Fund, in the sub-section entitled "Expenses," please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Long Short Credit Fund
Management Fees		0.95%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.43%
Less Waiver/Reimbursement	[3]	(0.25%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement		1.18%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include the Acquired Fund Fees and Expenses.
[3]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.25% of its Management Fees. This fee waiver will have an initial term expiring on December 31, 2015, unless the Board of Trustees approves a change in or elimination of the waiver.

In the summary section for the Curian Long Short Credit Fund, in the sub-section entitled "Expense Example," please delete the expense example table in its entirety and replace it with the following:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Long Short Credit Fund	120	428	758	1,692